Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Inputs into Black-Scholes Model

The inputs into the Black-Scholes model are as follows:

	2023	2024	2025
Black-Scholes model inputs
Weighted average share price in USD	67.3	68.4	89.6
Expected volatility	42.4%	42.1%	38.2%
Risk-free rate	4.2%	4.3%	5.4%
Dividend yield	7.0%	7.0%	6.8%

Summary of ADS Options Outstanding

The following table summarises the details of the ADS options outstanding:

	2024	2025
	(ADSs)	(ADSs)

Outstanding at the beginning of the period	2,202,438	1,598,230
Granted	142,970	497,790
Forfeited	—	(5,190)
Exercised	(747,178)	(771,756)
Expired	—	—

Outstanding at the end of the period	1,598,230	1,319,074

Share- Based Compensation Reserve
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-Based Compensation Reserve Outstanding

The following table represents Share-based compensation reserve outstanding:

Share-Based Compensation reserve

31 December 2023	34,810
ADS options accrued	16,963
ADS options exercised	(19,999)

31 December 2024	31,774
ADS options accrued	15,476
ADS options exercised	(19,312)

31 December 2025	27,938